Related party transactions	6 Months Ended
Dec. 31, 2021
Related party transactions

9 Related party transactions

a. Parent entities

i. Ultimate parent

Genetic Technologies Limited is the ultimate Australian parent Company. As at the date of this report, no shareholder controls more than 50% of the issued capital of the Company.

b. Transactions with other related parties

During the half-year ended 31 December 2021, the only transactions between entities within the group and other related parties, are as listed below. Except where noted, all amounts were charged on similar to market terms and at commercial rates.

i. Mr. Stanley Sack (Chief Operating Officer)

On May 18, 2020, the Company appointed Mr Stanley Sack who provides consulting in the capacity of Chief Operating Officer. Mr Sack has spent 15 years in large listed entities in executive positions managing large business divisions. He has worked with a high net worth family managing all their operating businesses and private equity activities. Mr Sack built an Allied Health Business in the aged care and community care space which became the biggest Mobile Allied Health Business in Australia, and was recently sold to a large medical insurance company.

During the half year ended 31 December 2021, the Company had transactions valued at $78,750 (2020: $62,563) with Mr Stanley Sack’s entity Cobben Investments towards provision of consulting services in relation to provision of duties related to Chief Operating Officer of the Company.

ii. Mr. Peter Rubinstein (Non-Executive Director and Chairman)

During the financial year ended June 30, 2020, the board approved to obtain consulting services in relation to capital raises, compliance, NASDAQ hearings and investor relations from its Non-Executive Director and current Chairman, Mr. Peter Rubinstein. The services procured were through Mr. Peter Rubinstein’s associate entity ValueAdmin.com Pty Ltd and amounted to $30,000 (2020: $33,000).